Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions (Tables), Provisions [Text Block]

Philips Group

Provisions

in millions of EUR

2017 - 2018

	2017			2018
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit (see note 20)	973		973	835		835
Product warranty	44	157	201	37	153	190
Environmental provisions	140	19	160	124	20	144
Restructuring-related provisions	25	87	112	45	68	114
Litigation provisions	26	24	50	17	9	26
Other provisions	451	113	564	730	112	842
Provisions	1,659	400	2,059	1,788	363	2,151

Provisions (Tables), Provisions for assurance-type product warranty [Text Block]

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	289	259	201
Changes:
Additions	325	283	248
Utilizations	(357)	(270)	(261)
Transfer to liabilities directly associated with assets held for sale		(56)
Translation differences and other	2	(16)	2
Balance as of December 31	259	201	190

Provisions (Tables), Environmental provisions [Text Block]

Philips Group

Environmental provisions

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	335	321	160
Changes:
Additions	18	18	23
Utilizations	(24)	(21)	(15)
Releases	(36)	(8)	(4)
Changes in discount rate	11	11	(28)
Accretion	7	6	5
Translation differences and other	10	(20)	4
Transfer to liabilities directly associated with assets held for sale		(146)
Balance as of December 31	321	160	144

Provisions (Tables), Restructuring-related provisions [Text Block]

Philips Group

Restructuring-related provisions

in millions of EUR

2018

	Jan. 1, 2018	additions	utilizations	releases	Dec. 31, 2018
Diagnosis & Treatment	38	60	(32)	(11)	55
Connected Care & Health Informatics	20	19	(13)	(8)	18
Personal Health	7	14	(6)	(1)	14
Other	47	42	(47)	(16)	26
Philips Group	112	136	(98)	(37)	114

Philips Group

Restructuring-related provisions

in millions of EUR

2016

	Jan. 1, 2016	additions	utilizations	releases	other changes [1]	Dec. 31, 2016
Diagnosis & Treatment	28	11	(19)	(6)	(1)	13
Connected Care & Health Informatics	21	11	(14)	(6)	1	13
Personal Health	32	7	(29)	(2)	(3)	5
Other	38	34	(17)	(20)	2	37
Lighting (now Signify)	178	95	(118)	(27)	5	133
Philips Group	297	158	(197)	(61)	4	201
[1] Other changes primarily relate to translation differences and transfers between segments

Provisions (Tables), Restructuring-related provision [Text Block]

Philips Group

Restructuring-related provision

in millions of EUR

2017

	Jan. 1, 2017	additions	utilizations	releases	other changes [1]	Dec. 31, 2017
Diagnosis & Treatment	13	46	(16)	(5)	(1)	38
Connected Care & Health Informatics	13	27	(12)	(6)	(1)	20
Personal Health	5	14	(5)	(6)	(1)	7
Other	37	55	(27)	(16)	(1)	47
Lighting (now Signify)	133	9	(35)	(3)	(104)
Philips Group	201	150	(96)	(37)	(107)	112
[1] Other changes primarily relate to translation differences and reclassification to liabilities directly associated with assets held for sale.

Provisions (Tables), Litigation provisions [Text Block]

Philips Group

Litigation provisions

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	578	96	50
Changes:
Additions	31	40	17
Utilizations [1]	(313)	(52)	(29)
Releases	(98)	(11)	(11)
Reclassifications [1]	(125)	2	-
Changes in discount rate	5
Accretion	8	3	2
Transfer to liabilities directly associated with assets held for sale		(21)
Translation differences and other	10	(7)	(3)
Balance as of December 31	96	50	26
[1] The presentation of prior-year information has been reclassified to conform to the current-year presentation.

Provisions (Tables), Other provisions [Text Block]

Philips Group

Other provisions

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	604	733	564
Changes:
Additions [1]	183	241	176
Utilizations [1]	(167)	(175)	(226)
Releases	(61)	(88)	(58)
Reclassification	142	4	2
Accretion	8	-	14
Acquisitions	-	62	367
Transferred to liabilities directly associated with assets held for sale		(156)
Translation differences and other	24	(56)	3
Balance as of December 31	733	564	842
[1] The presentation of prior-year information has been reclassified to conform to the current-year presentation.